Statutory and other information, Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Short-term employee benefits	$ 28,274	$ 23,725	$ 29,265
Post-employment benefits	2,469	2,407	2,636
Share-based payments	16,452	20,377	17,885
Total key management personnel compensation	47,195	46,509	49,786
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	3,000
The audit of subsidiaries pursuant to legislation	5,700
Attestation under s404 of Sarbanes-Oxley Act 2002	2,000
Audit-related assurance services	400
Total auditor's remuneration	11,100
KMPG LLP
Auditor's remuneration
Group audit fee		2,800	3,200
The audit of subsidiaries pursuant to legislation	300	5,400	5,400
Attestation under s404 of Sarbanes-Oxley Act 2002		1,800	1,800
Audit-related assurance services	600	700	700
Tax compliance services			100
Other assurance services	800	200	500
The audit of subsidiaries pension schemes	200	600	600
Total auditor's remuneration	$ 1,900	$ 11,500	$ 12,300